John Hancock

Short Duration Bond Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 17.5% (Cost $18,873,789)				$18,976,342
U.S. Government Agency 17.5%				18,976,342

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.612%) (A)	3.124	11-01-44	994,955	1,015,796
Federal National Mortgage Association
15 Yr Pass Thru	3.500	04-01-31	986,276	1,028,775
15 Yr Pass Thru	3.500	06-01-31	1,100,000	1,150,557
15 Yr Pass Thru	3.500	11-01-32	2,010,997	2,089,307
15 Yr Pass Thru	3.500	04-01-33	1,953,165	2,029,235
15 Yr Pass Thru	3.500	05-01-33	1,544,225	1,610,683
15 Yr Pass Thru	3.500	04-01-34	1,125,158	1,167,427
15 Yr Pass Thru	3.500	06-01-34	1,149,228	1,198,746
15 Yr Pass Thru	3.500	08-01-34	1,089,234	1,130,846
30 Yr Pass Thru (12 month LIBOR + 1.605%) (A)	2.052	03-01-43	1,063,609	1,081,888
30 Yr Pass Thru (12 month LIBOR + 1.567%) (A)	2.782	04-01-47	202,292	206,060
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.000	08-20-46	1,583,214	1,625,236
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.000	09-20-46	1,963,576	2,015,389
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.000	12-20-47	1,021,448	1,029,628
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.500	03-20-48	589,993	596,769
Corporate bonds 44.0% (Cost $48,052,989)				$47,793,994
Communication services 6.7%				7,296,287

Diversified telecommunication services 2.1%
Cogent Communications Group, Inc. (B)	5.375	03-01-22	400,000	415,000
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	400,000	389,544
Radiate Holdco LLC (B)	6.875	02-15-23	400,000	408,000
Telecom Argentina SA (B)	6.500	06-15-21	400,000	350,044
Verizon Communications, Inc.	2.946	03-15-22	750,000	769,440
Entertainment 0.9%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24	400,000	422,476
Viacom, Inc.	4.500	03-01-21	500,000	514,973
Media 3.3%
Altice Luxembourg SA (B)	7.750	05-15-22	400,000	410,210
CCO Holdings LLC (B)	4.000	03-01-23	400,000	404,000
CSC Holdings LLC	6.750	11-15-21	400,000	432,000
DISH DBS Corp.	6.750	06-01-21	400,000	421,320
McGraw-Hill Global Education Holdings LLC (B)	7.875	05-15-24	400,000	360,000
MDC Partners, Inc. (B)	6.500	05-01-24	400,000	364,000
Nielsen Finance LLC (B)	5.000	04-15-22	400,000	402,000
Sirius XM Radio, Inc. (B)	3.875	08-01-22	400,000	407,000
Townsquare Media, Inc. (B)	6.500	04-01-23	400,000	396,000
Wireless telecommunication services 0.4%
Sprint Corp.	7.250	09-15-21	400,000	430,280
Consumer discretionary 3.7%				3,983,607

Auto components 0.5%
ZF North America Capital, Inc. (B)	4.500	04-29-22	500,000	516,818
Automobiles 1.3%
Daimler Finance North America LLC (B)	2.200	10-30-21	500,000	499,342
Ford Motor Credit Company LLC	3.219	01-09-22	500,000	501,514
Mclaren Finance PLC (B)	5.750	08-01-22	400,000	379,933

2 JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.5%
International Game Technology PLC (B)	6.250	02-15-22	400,000	$423,000
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	400,000	425,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.000	06-01-24	400,000	413,500
Wyndham Destinations, Inc.	5.625	03-01-21	400,000	414,500
Specialty retail 0.4%
Group 1 Automotive, Inc. (B)	5.250	12-15-23	400,000	410,000
Consumer staples 1.3%				1,457,898

Beverages 0.4%
Keurig Dr Pepper, Inc.	3.551	05-25-21	500,000	511,478
Food and staples retailing 0.4%
Simmons Foods, Inc. (B)	7.750	01-15-24	400,000	432,000
Food products 0.5%
Conagra Brands, Inc.	3.800	10-22-21	500,000	514,420
Energy 7.5%				8,164,317

Energy equipment and services 1.1%
CSI Compressco LP	7.250	08-15-22	400,000	355,000
Nabors Industries, Inc.	5.000	09-15-20	400,000	398,000
Tervita Corp. (B)	7.625	12-01-21	400,000	406,000
Oil, gas and consumable fuels 6.4%
Andeavor Logistics LP	3.500	12-01-22	500,000	513,550
Chesapeake Energy Corp.	4.875	04-15-22	400,000	331,500
Energen Corp.	4.625	09-01-21	400,000	413,072
Energy Ventures Gom LLC (B)	11.000	02-15-23	400,000	401,000
Laredo Petroleum, Inc.	5.625	01-15-22	400,000	375,000
Murphy Oil Corp.	4.000	06-01-22	400,000	400,000
Murphy Oil Corp.	4.200	12-01-22	400,000	404,000
Occidental Petroleum Corp.	2.600	08-13-21	500,000	503,323
Parsley Energy LLC (B)	6.250	06-01-24	300,000	311,250
PBF Holding Company LLC	7.000	11-15-23	400,000	411,000
Petroleos Mexicanos	5.500	01-21-21	400,000	408,388
Sabine Pass Liquefaction LLC	5.625	02-01-21	500,000	517,340
Targa Resources Partners LP	4.250	11-15-23	400,000	399,500
The Williams Companies, Inc.	3.600	03-15-22	500,000	514,794
W&T Offshore, Inc. (B)	9.750	11-01-23	400,000	386,000
WPX Energy, Inc.	6.000	01-15-22	400,000	411,000
YPF SA (B)	8.500	03-23-21	400,000	304,600
Financials 13.0%				14,138,944

Banks 7.1%
Bank of America Corp.	2.503	10-21-22	250,000	252,427
Bank of America Corp. (2.639% to 7-21-20, then 3 month LIBOR + 0.660%)	2.369	07-21-21	750,000	751,235
Barclays PLC	3.684	01-10-23	500,000	508,138
Citigroup, Inc.	2.700	03-30-21	500,000	505,048
Citigroup, Inc.	2.750	04-25-22	500,000	508,958
Danske Bank A/S (B)	2.000	09-08-21	800,000	793,367
Discover Bank	3.200	08-09-21	500,000	509,331
HSBC Holdings PLC	2.650	01-05-22	500,000	504,999
HSBC Holdings PLC	2.950	05-25-21	500,000	505,807
Lloyds Banking Group PLC	3.000	01-11-22	500,000	506,528
Regions Financial Corp.	2.750	08-14-22	500,000	508,800
Santander Holdings USA, Inc.	3.700	03-28-22	750,000	769,591

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The Royal Bank of Scotland Group PLC	3.875	09-12-23	600,000	$618,044
Wells Fargo & Company	2.550	12-07-20	500,000	502,812
Capital markets 1.8%
Alpha 2 BV (8.750% Cash or 9.500% PIK) (B)	8.750	06-01-23	400,000	386,500
Morgan Stanley	3.125	01-23-23	600,000	618,654
The Goldman Sachs Group, Inc.	2.625	04-25-21	570,000	574,407
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%)	2.876	10-31-22	400,000	405,511
Consumer finance 1.8%
Capital One Financial Corp.	3.450	04-30-21	500,000	510,536
Credito Real SAB de CV (B)	7.250	07-20-23	400,000	417,504
General Motors Financial Company	3.200	07-06-21	500,000	506,228
Synchrony Financial	2.850	07-25-22	500,000	506,747
Diversified financial services 0.4%
Gogo Intermediate Holdings LLC (B)	9.875	05-01-24	400,000	417,500
Insurance 1.4%
AIG Global Funding (B)	2.300	07-01-22	500,000	501,906
Aon PLC	2.800	03-15-21	500,000	504,762
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	500,000	532,710
Thrifts and mortgage finance 0.5%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	500,000	510,894
Health care 1.9%				2,022,697

Health care providers and services 1.9%
Centene Corp.	4.750	05-15-22	500,000	512,385
CVS Health Corp.	3.350	03-09-21	266,000	270,852
Encompass Health Corp.	5.125	03-15-23	400,000	406,500
MEDNAX, Inc. (B)	5.250	12-01-23	400,000	402,000
Tenet Healthcare Corp.	8.125	04-01-22	400,000	430,960
Industrials 2.4%				2,633,442

Aerospace and defense 0.4%
The Boeing Company	2.300	08-01-21	500,000	503,386
Airlines 0.7%
Delta Air Lines, Inc.	3.625	03-15-22	500,000	514,591
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	241,763	261,878
Commercial services and supplies 0.3%
LSC Communications, Inc. (B)	8.750	10-15-23	400,000	302,000
Industrial conglomerates 0.5%
General Electric Company	4.650	10-17-21	500,000	517,878
Professional services 0.5%
IHS Markit, Ltd. (B)	5.000	11-01-22	500,000	533,709
Information technology 3.5%				3,781,776

Communications equipment 0.4%
CommScope, Inc. (B)	5.500	03-01-24	400,000	405,500
Electronic equipment, instruments and components 0.8%
Ingram Micro, Inc.	5.000	08-10-22	400,000	409,472
Tech Data Corp.	3.700	02-15-22	500,000	512,807
Semiconductors and semiconductor equipment 1.4%
Broadcom Corp.	3.000	01-15-22	500,000	504,056

4 JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Microchip Technology, Inc.	3.922	06-01-21	500,000	$510,686
NXP BV (B)	4.125	06-01-21	500,000	513,112
Software 0.4%
Symantec Corp.	3.950	06-15-22	400,000	408,407
Technology hardware, storage and peripherals 0.5%
Seagate HDD Cayman	4.250	03-01-22	500,000	517,736
Materials 1.2%				1,253,184

Chemicals 1.2%
Ashland LLC	4.750	08-15-22	400,000	420,384
CVR Partners LP (B)	9.250	06-15-23	400,000	417,800
W.R. Grace & Company (B)	5.125	10-01-21	400,000	415,000
Real estate 1.1%				1,207,250

Equity real estate investment trusts 0.7%
CoreCivic, Inc.	4.125	04-01-20	400,000	399,000
The GEO Group, Inc.	5.875	01-15-22	400,000	387,000
Real estate management and development 0.4%
Williams Scotsman International, Inc. (B)	7.875	12-15-22	400,000	421,250
Utilities 1.7%				1,854,592

Electric utilities 1.3%
Emera US Finance LP	2.700	06-15-21	500,000	503,607
FirstEnergy Corp.	2.850	07-15-22	500,000	509,981
Instituto Costarricense de Electricidad (B)	6.950	11-10-21	400,000	416,504
Gas utilities 0.4%
AmeriGas Partners LP	5.625	05-20-24	400,000	424,500
Term loans (C) 1.6% (Cost $1,788,982)				$1,782,905
Consumer discretionary 0.7%				797,895

Diversified consumer services 0.3%
Gems Menasa Cayman, Ltd., Term Loan (D)	TBD	07-30-26	300,000	298,875
Hotels, restaurants and leisure 0.4%
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.362	02-16-24	500,000	499,020
Consumer staples 0.5%				499,465

Household products 0.5%
Reynolds Group Holdings, Inc., USD 2017 Term Loan (D)	TBD	02-05-23	500,000	499,465
Materials 0.4%				485,545

Containers and packaging 0.4%
Bway Holding Company, Initial Term Loan (3 month LIBOR + 3.250%)	5.590	04-03-24	500,000	485,545
Collateralized mortgage obligations 7.0% (Cost $7,492,130)				$7,536,406
Commercial and residential 3.1%				3,360,533

Americold LLC
Series 2010-ARTA, Class C (B)	6.811	01-14-29	50,000	52,105
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class A2 (B)(E)	3.751	09-25-48	256,393	259,257
AOA Mortgage Trust
Series 2015-1177, Class C (B)(E)	3.110	12-13-29	250,000	252,201
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(E)	3.805	01-25-49	448,778	458,747

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND 5

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	3.166	03-15-37	250,000	$249,372
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(B)	4.632	03-15-37	195,000	195,487
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	4.123	09-15-32	175,000	178,942
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	3.516	03-15-37	222,000	222,556
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	3.945	12-15-37	99,000	99,371
CSMC Trust
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	500,000	499,919
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	3.245	05-15-36	250,000	250,038
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	3.545	05-15-36	250,000	250,038
Motel 6 Trust
Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (A)(B)	3.595	08-15-34	210,516	210,448
Verus Securitization Trust
Series 2018-3, Class A2 (B)(E)	4.180	10-25-58	179,763	182,052
U.S. Government Agency 3.9%				4,175,873

Federal Home Loan Mortgage Corp.
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	2.595	05-15-36	149,970	150,830
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	3.145	12-15-31	128,391	131,569
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	2.595	04-15-27	79,911	78,881
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	3.245	11-15-36	175,626	180,691
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	2.595	09-15-45	176,931	176,463
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	2.695	08-15-46	165,426	165,950
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	2.595	10-15-46	138,489	138,504
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	2.745	01-25-34	281,627	287,807
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	2.895	02-25-33	188,866	190,794
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	2.545	11-25-36	153,763	153,978
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	2.445	01-25-37	221,188	220,561
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	2.395	07-25-36	157,413	156,756
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	2.965	03-25-37	189,398	193,760
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	2.666	03-25-36	148,527	148,343
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	2.595	11-25-40	152,955	153,246
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	2.615	12-25-40	266,610	267,497
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	2.645	02-25-42	77,075	77,319
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	2.495	11-25-44	427,108	425,934
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	2.730	01-25-47	522,211	518,032
Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	2.852	07-25-46	359,061	358,958
Asset backed securities 28.9% (Cost $31,268,250)				$31,415,394
Asset backed securities 28.9%				31,415,394

American Express Credit Account Master Trust
Series 2019-2, Class A	2.670	11-15-24	2,000,000	2,050,296
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D	3.420	04-18-23	500,000	511,495
AMMC CLO, Ltd.
Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	3.516	11-02-30	500,000	499,997
Amur Equipment Finance Receivables VII LLC
Series 2019-1A, Class A2 (B)	2.630	06-20-24	500,000	503,080
Ascentium Equipment Receivables Trust
Series 2018-1A, Class E (B)	5.360	03-10-25	550,000	576,451
Capital One Multi-Asset Execution Trust
Series 2016-A5, Class A5	1.660	06-17-24	1,725,000	1,723,840

6 JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Carlyle U.S. CLO, Ltd.
Series 2017-2A, Class A1B (3 month LIBOR + 1.220%) (A)(B)	3.498	07-20-31	500,000	$499,019
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR (3 month LIBOR + 1.210%) (A)(B)	3.510	10-18-30	390,000	389,131
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	3.318	04-20-31	555,000	550,700
Citibank Credit Card Issuance Trust
Series 2016-A2, Class A2	2.190	11-20-23	1,000,000	1,010,757
Commonbond Student Loan Trust
Series 2015-A, Class A (B)	3.200	06-25-32	673,506	675,012
Cutwater, Ltd.
Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	4.003	07-15-26	400,000	399,999
Dewolf Park CLO, Ltd.
Series 2017-1A, Class A (3 month LIBOR + 1.210%) (A)(B)	3.513	10-15-30	750,000	749,987
Discover Card Execution Note Trust
Series 2017-A2, Class A2	2.390	07-15-24	1,548,000	1,572,512
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(B)	3.526	07-25-47	490,000	487,873
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	3.230	07-25-69	500,000	502,962
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	155,000	155,563
Exeter Automobile Receivables Trust
Series 2018-3A, Class D (B)	4.350	06-17-24	500,000	522,278
First Investors Auto Owner Trust
Series 2016-2A, Class D (B)	3.350	11-15-22	500,000	505,916
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	496,250	526,090
Flagship Credit Auto Trust
Series 2016-4, Class D (B)	3.890	11-15-22	500,000	512,561
Series 2018-4, Class B (B)	3.880	10-16-23	155,000	160,198
Ford Credit Auto Lease Trust
Series 2019-B, Class A3	2.220	10-15-22	2,000,000	2,010,732
Galaxy XXVI CLO, Ltd.
Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	3.350	11-22-31	685,921	684,121
Honda Auto Receivables Owner Trust
Series 2018-4, Class A3	3.160	01-17-23	2,000,000	2,045,572
Iowa Student Loan Liquidity Corp.
Series 2011-1, Class A (3 month LIBOR + 1.250%) (A)	3.599	06-25-42	211,819	214,628
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A (B)	2.510	05-20-30	426,895	428,680
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	3.795	10-15-31	249,000	253,566
Nissan Auto Receivables Owner Trust
Series 2019-A, Class A3	2.900	10-16-23	1,700,000	1,738,480
Santander Drive Auto Receivables Trust
Series 2018-3, Class D	4.070	08-15-24	675,000	698,792
Silvermore CLO, Ltd.
Series 2014-1A, Class A1R (3 month LIBOR + 1.170%) (A)(B)	3.328	05-15-26	234,308	234,555
SLM Private Education Loan Trust
Series 2013-C, Class B (B)	3.500	06-15-44	500,000	500,603
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	2.945	10-15-35	996,110	990,488
STORE Master Funding LLC
Series 2013-1A, Class A2 (B)	4.650	03-20-43	186,271	192,561
Series 2013-3A, Class A1 (B)	4.240	11-20-43	452,088	452,042
Taco Bell Funding LLC
Series 2016-1A, Class A2II (B)	4.377	05-25-46	537,625	548,152
Towd Point Mortgage Trust
Series 2015-2, Class 1A13 (B)(E)	2.500	11-25-60	662,740	662,067
Series 2015-5, Class A1B (B)(E)	2.750	05-25-55	45,309	45,413
Series 2017-1, Class A1 (B)(E)	2.750	10-25-56	565,676	568,893

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND 7

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A3	3.020	12-15-22	2,000,000	$2,037,970
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	3.858	10-20-28	500,000	496,255
Westlake Automobile Receivables Trust
Series 2018-2A, Class D (B)	4.000	01-16-24	500,000	512,221
Series 2018-3A, Class C (B)	3.610	10-16-23	500,000	508,643
Series 2019-2A, Class C (B)	2.840	07-15-24	500,000	505,243

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8% (Cost $899,902)				$900,000
U.S. Government Agency 0.8%				900,000

Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	450,000	450,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	450,000	450,000
Total investments (Cost $108,376,042) 99.8%				$108,405,041
Other assets and liabilities, net 0.2%				163,694
Total net assets 100.0%				$108,568,735

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security—Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $36,584,826 or 33.7% of the fund’s net assets as of 8-31-19.

(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(E)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 8-31-19:

United States	88.0%
United Kingdom	4.6%
Cayman Islands	2.9%
Other countries	4.5%
TOTAL	100.0%

8 JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s prospectus.

9

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	472Q1	08/19
This report is for the information of the shareholders of John Hancock Short Duration Bond Fund.		10/19